                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  MARCH 31, 2005
                                                --------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     HANAWALT ASSOCIATES LLC
Address:  645 MADISON AVENUE, 6TH FLOOR
          NEW YORK, NEW YORK 10022


Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     LAWRENCE S. PIDGEON
Title:    MEMBER - HANAWALT ASSOCIATES LLC
Phone:    (212) 404-4651

Signature, Place, and Date of Signing:

  /s/ LAWRENCE S. PIDGEON             NEW YORK, NEW YORK           MAY 2, 2005
--------------------------------      ------------------         --------------
       [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:     41
                                            --

Form 13F Information Table Value Total:     $226,332
                                            --------
                                            (thousands)



List of Other Included Managers:            NONE
                                            ----

------------------------------------------------------------------------------------------------------------------------------------
                                                       FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF              VALUE     SHRS OR    SH/  PUT/   INVESTMENT     OTHER
      NAME OF ISSUER            CLASS     CUSIP    (X1000)  PRN AMOUNT   PRN  CALL   DISCRETION   MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
1.  AMERICAN AXLE & MFG
    HOLDINGSINC                  COM    024061103     2,090      85,300   SH            Sole            0     85,300     0        0
------------------------------------------------------------------------------------------------------------------------------------
2.  AUTOLIV INCCMN               COM    052800109     3,135      65,800   SH            Sole            0     65,800     0        0
------------------------------------------------------------------------------------------------------------------------------------
3.  AUTONATION, INC.CMN          COM    05329W102     5,907     311,876   SH            Sole            0    311,876     0        0
------------------------------------------------------------------------------------------------------------------------------------
4.  AUTOZONE, INC.CMN            COM    053332102    14,303     166,900   SH            Sole            0    166,900     0        0
------------------------------------------------------------------------------------------------------------------------------------
5.  BERKSHIRE HATHAWAY INC
    CL-A(DEL) CLASS A            COM    084670108     3,828          44   SH            Sole            0         44     0        0
------------------------------------------------------------------------------------------------------------------------------------
6.  CAMPBELL SOUP COCMN          COM    134429109     3,691     127,200   SH            Sole            0    127,200     0        0
------------------------------------------------------------------------------------------------------------------------------------
7.  CARDINAL HEALTH INCCMN       COM    14149Y108     4,319      77,400   SH            Sole            0     77,400     0        0
------------------------------------------------------------------------------------------------------------------------------------
8.  CARMAX INCCMN                COM    143130102     8,392     266,400   SH            Sole            0    266,400     0        0
------------------------------------------------------------------------------------------------------------------------------------
9.  CBRL GROUP INCCMN            COM    12489V106    31,383     759,883   SH            Sole            0    759,883     0        0
------------------------------------------------------------------------------------------------------------------------------------
10. CHOICE HOTELS INTL
    INCCMN                       COM    169905106       650      10,500   SH            Sole            0     10,500     0        0
------------------------------------------------------------------------------------------------------------------------------------
11. CLEAR CHANNEL
    COMMUNICATIONSCMN            COM    184502102     1,930      56,000   SH            Sole            0     56,000     0        0
------------------------------------------------------------------------------------------------------------------------------------
12. CNA FINCL.CORP.CMN           COM    126117100     2,713      96,700   SH            Sole            0     96,700     0        0
------------------------------------------------------------------------------------------------------------------------------------
13. COCA-COLA COCMN              COM    191216100     2,046      49,100   SH            Sole            0     49,100     0        0
------------------------------------------------------------------------------------------------------------------------------------
14. COMMERCE BANCORP INC
    N.J.CMN                      COM    00519106      1,578      48,600   SH            Sole            0     48,600     0        0
------------------------------------------------------------------------------------------------------------------------------------
15. CONSOLIDATED GRAPHICS
    INCCMN                       COM    209341106     4,769      90,663   SH            Sole            0     90,663     0        0
------------------------------------------------------------------------------------------------------------------------------------
16. DEB SHOPS INCCMN             COM    242728103     3,581     126,900   SH            Sole            0    126,900     0        0
------------------------------------------------------------------------------------------------------------------------------------
17. DOVER CORPORATIONCMN         COM    260003108     1,069      28,300   SH            Sole            0     28,300     0        0
------------------------------------------------------------------------------------------------------------------------------------
18. ECHOSTAR COMMUNICATIONS
    CORPCL-A CLASS A             COM    278762109     7,678     262,500   SH            Sole            0    262,500     0        0
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
19. FIFTH THIRD BANCORPCMN       COM    316773100     3,804      88,500   SH            Sole            0     88,500     0        0
------------------------------------------------------------------------------------------------------------------------------------
20. FURNITURE BRANDS
    INTERNATIONALINC             COM    360921100     1,852      84,900   SH            Sole            0     84,900     0        0
------------------------------------------------------------------------------------------------------------------------------------
21. GOLDEN WEST FINANCIAL
    CORPCMN                      COM    381317106     1,495      24,706   SH            Sole            0     24,706     0        0
------------------------------------------------------------------------------------------------------------------------------------
22. H.J.HEINZ CO.CMN             COM    423074103     5,113     138,800   SH            Sole            0    138,800     0        0
------------------------------------------------------------------------------------------------------------------------------------
23. HEALTH MANAGEMENT
    ASSOC. CL ACMN CLASS A       COM    421933102     2,223      84,900   SH            Sole            0     84,900     0        0
------------------------------------------------------------------------------------------------------------------------------------
24. IHOP CORP NEWCMN             COM    449623107     9,264     194,300   SH            Sole            0    194,300     0        0
------------------------------------------------------------------------------------------------------------------------------------
25. INTL SPEEDWAY CORP-CL
    ACMN CLASS A                 COM    460335201     8,458     155,900   SH            Sole            0    155,900     0        0
------------------------------------------------------------------------------------------------------------------------------------
26. KERZNER INTERNATIONAL
    LTDCMN                       COM    P6065Y107     4,029      65,800   SH            Sole            0     65,800     0        0
------------------------------------------------------------------------------------------------------------------------------------
27. LIMITED BRANDS, INC.CMN      COM    532716107     4,967     204,400   SH            Sole            0    204,400     0        0
------------------------------------------------------------------------------------------------------------------------------------
28. MARTHA STEWART
    LIVINGOMNIMEDIA INC
    CL-A CLASS A                 COM    573083102       697      30,845   SH            Sole            0     30,845     0        0
------------------------------------------------------------------------------------------------------------------------------------
29. MBIA INCCMN                  COM    55262C100     3,230      61,776   SH            Sole            0     61,776     0        0
------------------------------------------------------------------------------------------------------------------------------------
30. MERCHANTS BANCSHARES
    INCCMN                       COM    588448100       311      11,600   SH            Sole            0     11,600     0        0
------------------------------------------------------------------------------------------------------------------------------------
31. MERCURY GENERAL
    CORPORATIONCMN               COM    589400100    39,221     709,747   SH            Sole            0    709,747     0        0
------------------------------------------------------------------------------------------------------------------------------------
32. MET-PRO CORPORATIONCMN       COM    590876306       469      34,266   SH            Sole            0     34,266     0        0
------------------------------------------------------------------------------------------------------------------------------------
33. MOHAWK INDUSTRIES
    INCCOMMON STOCK              COM    608190104     3,962      47,000   SH            Sole            0     47,000     0        0
------------------------------------------------------------------------------------------------------------------------------------
34. PAPA JOHN'S
    INTERNATIONAL INC.CMN        COM    698813102     2,635      75,900   SH            Sole            0     75,900     0        0
------------------------------------------------------------------------------------------------------------------------------------
35. PIER 1 IMPORTS INC
    (DELAWARE)CMN                COM    720279108     3,876     212,600   SH            Sole            0    212,600     0        0
------------------------------------------------------------------------------------------------------------------------------------
36. PRE PAID LEGAL SERVICES
    INCCMN                       COM    740065107     4,609     136,200   SH            Sole            0    136,200     0        0
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
37. REPUBLIC SERVICES INCCMN     COM    760759100     4,195     125,300   SH            Sole            0    125,300     0        0
------------------------------------------------------------------------------------------------------------------------------------
38. SNAP-ON INCCMN               COM    833034101    16,426     516,700   SH            Sole            0    516,700     0        0
------------------------------------------------------------------------------------------------------------------------------------
39. STUDENT LOAN CORPCMN         COM    863902102     1,409       6,739   SH            Sole            0      6,739     0        0
------------------------------------------------------------------------------------------------------------------------------------
40. UTAH MEDICAL PRODS
    INC.CMN                      COM    917488108       565      25,700   SH            Sole            0     25,700     0        0
------------------------------------------------------------------------------------------------------------------------------------
41. WEYCO GROUP INCCMN           COM    962149100       460      10,500   SH            Sole            0     10,500     0        0
------------------------------------------------------------------------------------------------------------------------------------
                                                                226,332
------------------------------------------------------------------------------------------------------------------------------------